Lease - Schedule Of Future Lease Payments Under Operating Leases (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Leases [Abstract]
2023	¥ 18,726	$ 2,715
2024	6,201	899
2025	975	141
Total future lease payments	25,902	3,755
Less: Imputed interest	810	117
Total lease liability balance	¥ 25,092	$ 3,638